Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	$ 12,826,998	$ 13,012,340
Less: provision for impairment	(1,170,586)
Long-term investment	11,656,412	13,012,340
Huashang Micro Finance Co. [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	5,337,828	5,414,957
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	6,318,584	6,409,884
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	$ 1,170,586	$ 1,187,500